Condensed Financial Information of the Parent Company (Details) - Schedule of statements of financial position - parent company only - Parent [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,030,340	$ 1,508,244
Other receivables		57,400
Investment in subsidiaries	1,823,463	2,147,265
Total assets	2,853,803	3,712,909
Liabilities and equity
Trade and other payables	116,084	1,014,593
Long-term borrowings from related company	4,947,400	1,437,303
Total liabilities	5,063,484	2,451,896
Equity
Common stock –Authorized 300,000,000 shares, par value $0.001 (2019: Authorized 50,000,000 shares)	52,069	50,000
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	2,082,795	2,360,204
Legal reserve	223,500	223,500
Deficit	(4,722,294)	(1,596,270)
Accumulated other comprehensive income	204,249	273,579
Total equity	(2,209,681)	1,261,013
Total liabilities and equity	$ 2,853,803	$ 3,712,909